ACQUISITIONS - Polenergia and Solgest (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 24, 2021
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 744
U.S. Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 684
Polenergia
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest	6.00%
Cash payments to acquire assets	$ 44
Polenergia | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest	23.00%
Cash payments to acquire assets	$ 175
Polenergia | Brookfield Renewable And Institutional Partners And Majority Shareholder
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest	75.00%